UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ X  ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2007
We are amending our 3rd quarter 2007 13F filing because we incorrectly reported having 813,725 shares of News Corp Class A when in fact we had 813,725 shares of News Corp Class B..

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	72

Form 13F Information Table Value Total:	$ 6,455,135
List of Other Included Managers:

No.	13F File Number	Name

None

                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS  CUSIP    (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
--------------------------------------------------------------------------------------------------------------------------------

3M Company                       com           88579Y101       15713    167915 SH     SOLE                 162065     0     5850
Abbott Labs                      com           002824100      177988   3319438 SH     SOLE                1716268     0  1603170
Alcoa Inc                        com           013817101      118765   3035910 SH     SOLE                1675490     0  1360420
Altria Group                     com           02209S103         417      6000 SH     SOLE                      0     0     6000
American Express Co.             com           025816109      167472   2820815 SH     SOLE                1561075     0  1259740
American International Group     com           026874107      247804   3663034 SH     SOLE                1813016     0  1850018
Ameriprise Financial             com           03076c106         281      4445 SH     SOLE                   2125     0     2320
Aon Corp.                        com           037389103       15800    352595 SH     SOLE                 352595     0        0
Apache Corp.                     com           037411105        2729     30300 SH     SOLE                      0     0    30300
AT&T Inc.                        com           00206r102         371      8776 SH     SOLE                      0     0     8776
Baker Hughes Inc.                com           057224107      101035   1118015 SH     SOLE                 915425     0   202590
Bank of America Corp.            com           060505104      208874   4155044 SH     SOLE                2286896     0  1868148
Bank Of New York Mellon Corp.    com           064058100         250      5658 SH     SOLE                   5658     0        0
Berkshire Hathaway Inc.          cl a          084670108        2370        20 SH     SOLE                     20     0        0
Blackrock Muniyield Insured Fund com           09254e103         296     22000 SH     SOLE                  22000     0        0
Boston Scientific Corp.          com           101137107         194     13900 SH     SOLE                  13900     0        0
BP                               sponsored adr 055622104         234      3380 SH     SOLE                      0     0     3380
Capital One Financial            com           14040H105      196257   2954341 SH     SOLE                1609360     0  1344981
Cemex SAB                        spon adr new  151290889      141780   4738621 SH     SOLE                2586679     0  2151942
Chevron Corp                     com           166764100      280567   2998151 SH     SOLE                1666531     0  1331620
Cisco Systems Inc.               com           17275R102      224133   6765250 SH     SOLE                3112250     0  3653000
Citigroup Inc.                   com           172967101      206852   4432234 SH     SOLE                2206243     0  2225991
Comcast Corp. Special Cl A       cl a spl      20030N200      171811   7170756 SH     SOLE                3787826     0  3382930
ConocoPhillips                   com           20825c104      215175   2451579 SH     SOLE                1291513     0  1160066
Consolidated Edison Inc.         com           209115104         417      9000 SH     SOLE                      0     0     9000
Covidien LTD                     com           g2552x108      125537   3024990 SH     SOLE                1583877     0  1441113
CVS Caremark Corp.               com           126650100      286123   7219863 SH     SOLE                3910423     0  3309440
Devon Energy Corp.               com           25179M103      181935   2186719 SH     SOLE                1288109     0   898610
Dow Chemical Corp.               com           260543103         431     10000 SH     SOLE                      0     0    10000
Dupont De Nemours                com           263534109         252      5077 SH     SOLE                   1500     0     3577
EMC Corporation                  com           268648102        9860    474055 SH     SOLE                 474055     0        0
Emerson Electric                 com           291011104       77626   1458596 SH     SOLE                1156406     0   302190
Exelon Corp.                     com           30161n101      188859   2506085 SH     SOLE                1453065     0  1053020
Ford Motor Co.                   com           345370860         127     15000 SH     SOLE                  15000     0        0
General Electric                 com           369604103      237078   5726525 SH     SOLE                3152110     0  2574415
GlaxoSmithKline                  sponsored adr 37733W105         732     13756 SH     SOLE                      0     0    13756
Goldman Sachs Group              com           38141G104      196491    906575 SH     SOLE                 517265     0   389310
Home Depot                       com           437076102         324     10000 SH     SOLE                      0     0    10000
Intel Corp.                      com           458140100         427     16500 SH     SOLE                      0     0    16500
International Business Machines  com           459200101      152959   1298463 SH     SOLE                 714493     0   583970
J.P. Morgan Chase & Co.          com           46625h100       13201    288102 SH     SOLE                 288102     0        0
Johnson & Johnson                com           478160104      120581   1835330 SH     SOLE                 965500     0   869830
Kraft Foods Inc-A                cl a          50075n104      165331   4790812 SH     SOLE                2669090     0  2121722
Liberty Media - Interactive A    int com ser a 53071m104         625     32515 SH     SOLE                   1331     0    31184
Liberty Media Corp-Cap Series A  cap com ser a 53071m302         812      6502 SH     SOLE                    266     0     6236
Lowe's Companies                 com           548661107      171122   6107138 SH     SOLE                3073078     0  3034060
McKesson Corp                    com           58155Q103       90158   1533564 SH     SOLE                1245624     0   287940
Merrill Lynch                    com           590188108      101759   1427597 SH     SOLE                 782367     0   645230
Morgan Stanley                   com new       617446448        1011     16040 SH     SOLE                  16040     0        0
News Corp Class B                cl b          65248E203       19033    813725 SH     SOLE                 813725     0        0
Nuveen Insured Municipal Opportuncom           670984103         311     22000 SH     SOLE                  22000     0        0
Nuveen Select Tax-Free Income Porsh ben int    67062F100         280     20000 SH     SOLE                  20000     0        0
Office Depot                     com           676220106         337     16350 SH     SOLE                  16350     0        0
Oracle Corp.                     com           68389X105      115702   5344220 SH     SOLE                2993210     0  2351010
Pfizer Inc.                      com           717081103         293     12000 SH     SOLE                  12000     0        0
Procter & Gamble                 com           742718109      136114   1935090 SH     SOLE                1015580     0   919510
Qualcomm Inc.                    com           747525103      162657   3848970 SH     SOLE                1693640     0  2155330
Standard & Poors Depositary Receiunit ser 1    78462F103         322      2110 SH     SOLE                   2110     0        0
Stanley Works                    com           854616109         345      6153 SH     SOLE                   6153     0        0
Symantec Corp.                   com           871503108      169248   8733137 SH     SOLE                3930647     0  4802490
The Walt Disney Co.              com           254687106         493     14350 SH     SOLE                  14350     0        0
Time Warner Inc.                 com           887317105      211149  11500490 SH     SOLE                5874730     0  5625760
Tyco Electronics                 com new       g9144p105       19790    558573 SH     SOLE                 411095     0   147478
Tyco International Ltd.          shs           g9143x208      158320   3570599 SH     SOLE                1870996     0  1699603
United Parcel Service- Cl B      cl b          911312106      173629   2311965 SH     SOLE                1278515     0  1033450
United Technologies              com           913017109      223033   2771282 SH     SOLE                1380772     0  1390510
UnitedHealth Group               com           91324P102      158947   3281992 SH     SOLE                1543532     0  1738460
Verizon Communications           com           92343v104         564     12740 SH     SOLE                   4200     0     8540
Wellpoint                        com           94973v107        8851    112155 SH     SOLE                 112155     0        0
Western Union Co.                com           959802109         210     10000 SH     SOLE                      0     0    10000
Wyndham Worldwide Corp           com           98310w108      162053   4946673 SH     SOLE                2197895     0  2748778
Xerox                            com           984121103      112507   6488295 SH     SOLE                5319855     0  1168440
